Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

ESTIMATED USEFUL LIFE
Laboratory equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of useful life or lease term

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Summary of Significant Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

ESTIMATED USEFUL LIFE
Manufacturing equipment	10 years
Furniture and fixtures	7 years
Laboratory equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of useful life or lease term